Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

Note 10 – Intangible assets, net

Intangible assets, net, as of December 31, 2019 and 2018 consisted of the following:

	December 31,
	2019	2018

Backlog contract (Note 8)	$372	$372
Proprietary technology (Note 8)	26,179	26,179
Accumulated amortization	(5,281)	(3,972)
Impairment	(18,893)	—
Intangible assets, net	$2,377	$22,579

Amortization expenses of intangible assets from continuing operations were $1,309,  $1,309 and $1,402 for the years ended December 31, 2019, 2018 and 2017, respectively. Amortization expenses of intangible assets from discontinued operations were $nil, $1,968 and $1,312 for the years ended December 31, 2019, 2018 and 2017, respectively.

During the course of the Company’s strategic review of its operations, the Company assessed the recoverability of the carrying value of the Company’s intangible assets. The impairment charge, if any, represented the excess of carrying amounts of the Company’s intangible assets over their fair value, using the expected future discounted cash flows. Impairment on intangible assets from continuing operations were $18,893, $nil and $nil for the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2025 and
	2020	2021	2022	2023	2024	thereafter
	$	$	$	$	$	$
Amortization expenses	146	146	146	146	146	1,647